GENERAL (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Apr. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 01, 2016
Aimetis [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets					$ 4,520
Aimetis [Member] | Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				$ 3,759	3,759
Aimetis [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				761	$ 761
ESC BAZ Ltd. [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		$ 501
ESC BAZ Ltd. [Member] | Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	190	190
ESC BAZ Ltd. [Member] | Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	164	164
ESC BAZ Ltd. [Member] | Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 147	$ 147